Stock-Based Compensation - Restricted Stock (Details) - Restricted Stock Units $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) age $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Units
Outstanding at the beginning of the period (in shares) | shares	691,720	550,009	588,067
Granted (in shares) | shares	475,446	393,389	214,051
Vested (in shares) | shares	(261,718)	(215,243)	(228,825)
Forfeited (in shares) | shares	(42,522)	(36,435)	(23,284)
Outstanding at the end of the period (in shares) | shares	862,926	691,720	550,009
Weighted Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 20.93	$ 24.60	$ 16.98
Granted (in dollars per share) | $ / shares	22.42	12.79	30.41
Vested (in dollars per share) | $ / shares	26.51	15.00	10.94
Forfeited (in dollars per share) | $ / shares	20.49	23.16	20.43
Outstanding at the end of the period (in dollars per share) | $ / shares	$ 20.11	$ 20.93	$ 24.60
Additional disclosures
Fair value of awards granted | $	$ 10.7	$ 5.0	$ 6.5
Fair value of awards vested | $	$ 6.9	$ 3.2	$ 2.5
Executive officers and certain employees
Stock-based compensation
Vesting period for awards	3 years
Grantee's attained age when awards automatically vest (in years) | age	65
Directors
Stock-based compensation
Vesting period for awards	1 year
Grantee's attained age when awards automatically vest (in years) | age	65